Note 14 - Trade, Other Payables and Accrued Liabilities	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
14.	Trade, other payables and accrued liabilities

Trade and other payables of the Company are principally comprised of amounts outstanding for trade purchases relating to exploration activities and payroll liabilities. The usual credit period taken for trade purchases is between
30
to
90
days.

The following is an aged analysis of the trade, other payables and accrued liabilities:

	August 31, 2018	August 31, 2017

Less than 1 month	$704,776	$159,944
1 to 3 months	210,648	411,543
Over 3 months	4,851,978	4,645,216
Total Trade, Other Payables and Accrued Liabilities	$5,767,402	$5,216,703